Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended	6 Months Ended	8 Months Ended		12 Months Ended			14 Months Ended	18 Months Ended	20 Months Ended		24 Months Ended		26 Months Ended	30 Months Ended	32 Months Ended		36 Months Ended		38 Months Ended	42 Months Ended	44 Months Ended		48 Months Ended		50 Months Ended	54 Months Ended	56 Months Ended		60 Months Ended		62 Months Ended	68 Months Ended		72 Months Ended		80 Months Ended		84 Months Ended	92 Months Ended		96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Apr. 26, 2021	Aug. 31, 2020	Nov. 01, 2019	Feb. 28, 2018	Feb. 29, 2016	Oct. 31, 2015	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000060790 [Member]
Account Value [Line Items]
Accumulated Value						$ 9,550							$ 10,028						$ 10,488						$ 10,512						$ 10,926						$ 11,285					$ 11,896			$ 10,628			$ 11,163		$ 12,647		$ 13,581
C000185554 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 10,054							$ 10,500						$ 10,923						$ 11,575						$ 10,391					$ 10,981				$ 12,523			$ 13,520
C000018688 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,532						11,049						11,105						11,576						11,984					12,690			11,397			12,040		13,713		14,797
C000018687 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,416						10,819						10,762						11,107						11,379					11,913			10,557			11,014		12,380		13,199
C000018685 [Member]
Account Value [Line Items]
Accumulated Value						14,325							15,033						15,731						15,771						16,400						16,936					17,886			16,007			16,855		19,140		20,574
C000018689 [Member]
Account Value [Line Items]
Accumulated Value						14,325							14,698						14,609						14,239						15,914						16,463					16,851			14,327			14,650		16,151		17,296
C000018691 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,159						9,990						9,644						10,665						10,919					11,059			9,307			9,418		10,278		10,882
C000018692 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,283						10,259						10,027						11,225						11,650					11,951			10,177			10,430		11,529		12,366
C000185556 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000									$ 10,385						$ 10,661						$ 9,098						$ 9,330						$ 10,305					$ 11,063
C000060791 [Member]
Account Value [Line Items]
Accumulated Value						9,550							9,774						9,685						9,421						10,491						10,821					11,039			9,367			9,536		10,494		11,204
C000221691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											SIMPLE Class Shares
Accumulated Value		$ 10,000					$ 9,928							$ 10,819						$ 9,830						$ 10,420						$ 11,727						$ 12,418
C000060792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,550							10,497						11,221						11,366						12,199						12,472					13,626			12,413			13,141		14,824		15,701
C000127160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value						10,000							11,024						11,835						12,037						12,981						13,331					14,616			13,393			14,269		16,179		17,249
C000166835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R3 Shares
Accumulated Value					$ 10,000					$ 11,559							$ 12,320						$ 12,438						$ 13,312						$ 13,564					$ 14,787				$ 13,446			$ 14,215		$ 15,996		$ 16,925
C000057099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R2 Shares
Accumulated Value						10,000							10,983						11,730						11,871						12,760						13,037					14,246			12,967			13,770		15,528		16,470
C000018696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							11,023						11,813						11,999						12,920						13,250					14,529			13,273			14,145		16,007		17,036
C000018695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							10,904						11,544						11,618						12,397						12,569					13,614			12,305			12,961		14,503		15,227
C000018693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,325							15,751						16,840						17,058						18,351						18,766					20,525			18,702			19,882		22,443		23,782
C000018697 [Member]
Account Value [Line Items]
Accumulated Value						15,000							15,002						15,054						15,235						15,515						15,586					15,587			15,696			16,390		17,209		17,896
C000018699 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,001						10,021						10,119						10,280						10,316					10,317			10,374			10,803		11,311		11,729
C000060793 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,001						10,021						10,119						10,280						10,315					10,317			10,374			10,803		11,311		11,729
C000221692 [Member]
Account Value [Line Items]
Accumulated Value		10,000												10,002						10,057						10,493						11,023						11,468
C000060794 [Member]
Account Value [Line Items]
Accumulated Value						9,550							10,107						10,252						10,351						11,244						11,653					12,096			10,402			10,669		11,764		12,218
C000185560 [Member]
Account Value [Line Items]
Accumulated Value			10,000									10,395						10,826						9,345						9,619						10,646					11,085
C000082082 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,599						10,785						10,913						11,888						12,353					12,847			11,081			11,412		12,611		13,139
C000221693 [Member]
Account Value [Line Items]
Accumulated Value		10,000												10,283						8,810						9,001						9,890						10,222
C000018702 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,548						10,681						10,757						11,659						12,053					12,470			10,700			10,961		12,047		12,483
C000018700 [Member]
Account Value [Line Items]
Accumulated Value						14,325							15,145						15,373						15,517						16,843						17,459					18,129			15,598			16,006		17,664		18,358
C000018703 [Member]
Account Value [Line Items]
Accumulated Value						14,175							14,701						17,097						17,657						19,556						23,519					30,589			27,186			26,769		31,248		35,749
C000018705 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,277						11,842						12,120						13,296						15,847					20,416			17,969			17,518		20,260		22,936
C000087595 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,396						12,132						12,575						13,975						16,869					22,002			19,617			19,381		22,700		26,042
C000060795 [Member]
Account Value [Line Items]
Accumulated Value						9,450							9,790						11,367						11,722						12,952						15,554					20,184			17,901			17,585		20,480		23,372
C000221696 [Member]
Account Value [Line Items]
Accumulated Value		10,000					9,661							11,522						9,667						9,794						12,368						13,994
C000060796 [Member]
Account Value [Line Items]
Accumulated Value						9,450							9,821						11,018						10,736						12,130						11,995					14,342			12,063			12,226		15,442		17,464
C000185564 [Member]
Account Value [Line Items]
Accumulated Value				10,000					9,939							11,283						11,215						13,481						11,394					11,620				14,763			16,800
C000018709 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,430						11,745						11,490						13,031						12,941					15,543			13,125			13,374		16,969		19,294
C000018708 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,315						11,485						11,109						12,456						12,226					14,510			12,108			12,185		15,275		17,145
C000018706 [Member]
Account Value [Line Items]
Accumulated Value						14,175							14,753						16,568						16,174						18,290						18,126					21,704			18,285			18,589		23,532		26,684
C000018710 [Member]
Account Value [Line Items]
Accumulated Value						14,325							16,564						17,919						16,673						18,849						18,511					19,252			14,452			15,927		19,061		21,210
C000018712 [Member]
Account Value [Line Items]
Accumulated Value						10,000							11,458						12,282						11,314						12,662						12,307					12,659			9,381			10,221		12,075		13,307
C000052120 [Member]
Account Value [Line Items]
Accumulated Value						10,000							11,590						12,580						11,724						13,302						13,091					13,670			10,286			11,368		13,642		15,221
C000060797 [Member]
Account Value [Line Items]
Accumulated Value						9,550							11,019						11,899						11,045						12,461						12,188					12,639			9,445			10,364		12,339		13,679
C000060799 [Member]
Account Value [Line Items]
Accumulated Value						9,450							9,413						11,696						12,611						13,432						14,244					21,112			18,762			19,350		25,184		24,199
C000179143 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 11,219							$ 10,019						$ 10,389						$ 13,593						$ 13,133
C000018722 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,012						12,504						13,550						14,506						15,472					23,048			20,578			21,318		27,877		26,918
C000018721 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,888						12,195						13,048						13,794						14,523					21,360			18,839			19,289		24,906		23,759
C000018719 [Member]
Account Value [Line Items]
Accumulated Value						14,175							14,157						17,638						19,062						20,359						21,665					32,180			28,653			29,615		38,618		37,201
C000018724 [Member]
Account Value [Line Items]
Accumulated Value						14,175							13,829						17,776						19,972						23,378						30,260					43,017			29,378			35,126		51,227		64,756
C000018726 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,669						12,328						13,736						15,930						20,464					28,807			19,507			23,065		33,384		41,821
C000018727 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,777						12,605						14,199						16,654						21,617					30,795			21,079			25,272		36,940		46,823
C000018728 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,763						12,574						14,142						16,581						21,497					30,590			20,917			25,043		36,588		46,341
C000018729 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,734						12,508						14,044						16,416						21,224					30,147			20,578			24,547		35,776		45,206
C000030958 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,717						12,442						13,931						16,256						20,968					29,690			20,195			24,054		34,974		44,098
C000127162 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,788						12,628						14,234						16,723						21,712					30,971			21,214			25,447		37,225		47,213
C000060800 [Member]
Account Value [Line Items]
Accumulated Value						9,450							9,207						11,827						13,269						15,519						20,050					28,467			19,429			23,171		33,717		42,583
C000221700 [Member]
Account Value [Line Items]
Accumulated Value		10,000					9,155							12,963						8,812						10,511						15,283						19,281
C000060801 [Member]
Account Value [Line Items]
Accumulated Value						9,450							9,376						11,673						12,221						13,842						14,029					20,305			19,714			19,235		24,202		25,890
C000185571 [Member]
Account Value [Line Items]
Accumulated Value	10,000							10,667							10,415						10,219						12,934						13,911
C000018733 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,967						12,460						13,104						14,913						15,200					22,126			21,603			21,197		26,837		28,861
C000018732 [Member]
Account Value [Line Items]
Accumulated Value						10,000							9,848						12,168						12,643						14,217						14,302					20,545			19,793			19,164		23,942		25,417
C000018730 [Member]
Account Value [Line Items]
Accumulated Value						14,175							14,094						17,579						18,437						20,933						21,280					30,885			30,058			29,407		37,092		39,761
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,000	10,000	10,000	15,000	9,950		9,971	10,283		10,619	15,656	9,902		11,118	10,376	10,568	15,797	8,349		11,806	10,163	8,911	15,472	8,379		11,750	11,333	8,942	17,253	9,263		9,907	12,034	9,885	18,321	9,833	9,942	11,976	10,494	18,233	10,991	10,098	15,374	11,668	10,134	15,428	11,203	17,056	11,893	18,106
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Accumulated Value			10,000			15,000						10,674	15,887					10,814	16,102					9,186	16,046					9,469	17,934					10,508	19,143				11,327	19,394			16,474			16,982		18,844		20,313
Bloomberg 5 10 Year Taxable Municipal Bond C000018691 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,591						10,734						10,698						11,956						12,762					12,929			10,983			11,321		12,563		13,542
ICE BofA U S High Yield Constrained C000018695 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							11,018						12,025						12,129						13,138						13,459					14,906			13,199			13,966		16,268		17,575
Bloomberg U S Aggregate Bond C000018695 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,437						10,531						10,315						11,502						12,214					12,155			10,249			10,286		11,370		12,071
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar High Yield Bond Category Average
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000			$ 10,000	15,000	9,941			$ 11,699			16,527	11,010			$ 12,768		18,037	9,749			$ 12,879		18,193	10,315			$ 13,950		19,707	12,016			$ 14,291		20,189	12,981		$ 15,828		22,359		$ 14,015	19,799		$ 14,829	20,948	$ 17,274	24,402	$ 18,661	26,362
Average Lipper Money Market Fund [Member]
Account Value [Line Items]
Accumulated Value		10,000				15,000							15,000	10,105					15,000	10,307					15,000	10,616					15,000	11,070					15,005	11,300				15,105			15,307			15,616		17,380		18,070
Average Lipper Money Market Fund C000018699 [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,000						10,000						10,000						10,000						10,000					10,005			10,105			10,307		10,616		11,580
Bloomberg Municipal Bond C000018702 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,406						10,634						10,579						11,576						11,992					12,308			10,834			11,120		12,198		12,707
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Accumulated Value		10,000	$ 10,000			15,000						$ 10,359	15,609	10,235				$ 10,632	15,951	9,009				$ 9,359	15,869	9,247				$ 9,606	17,364	10,144				$ 10,538	17,988	10,567			$ 10,977	18,462			16,250			16,680		18,297		19,060
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Accumulated Value						15,000							15,519						18,333						19,006						21,373						27,380					36,402			29,027			28,888		34,946		42,745
ICE BofA U S Convertible C000018705 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,346						12,222						12,671						14,248						18,253					24,268			19,352			19,259		23,297		28,496
Blended Benchmark C000018708 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,259						11,651						11,653						13,120						13,871					17,021			14,111			15,020		18,625		21,523
MSCI World C000018708 Index Net [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,118						12,423						12,567						14,162						14,780					20,755			16,920			18,693		24,988		30,490
Blended Benchmark Index [Member]
Account Value [Line Items]
Accumulated Value		10,000		10,000		15,000	9,593		9,804				15,389	11,772		11,038			17,477	9,759		11,670			17,479	10,387		14,320			19,680	12,881		11,871			20,807	14,885	12,636			25,532	15,669		21,166	18,107		22,529		27,937		32,284
MSCI World Index Net [Member]
Account Value [Line Items]
Accumulated Value		10,000		$ 10,000		15,000	9,359		$ 9,680				15,178	13,142		$ 10,909			18,634	10,714		$ 11,385			18,850	11,837		$ 15,988			21,243	15,823		$ 13,033			22,170	19,306	$ 14,399			31,132	$ 19,249		25,379	$ 23,487		28,039		37,483		45,735
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Accumulated Value						15,000							16,755						17,813						17,032						19,475						19,666					20,534			15,568			16,869		19,933		22,477
JPMorgan EMBI Global Diversified C000018712 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							11,170						11,876						11,354						12,984						13,111					13,690			10,378			11,246		13,289		14,984
Standard And Poor s 500 C000018721 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,451						12,921						13,870						15,857						17,397					24,862			21,230			23,383		32,272		39,196
Russell 3000 C000018721 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,424						12,924						13,776						15,635						17,222					24,782			20,688			22,422		30,910		37,343
Russell 3000 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,000				15,000	9,428	10,934					15,636	13,567	9,128				19,386	11,326	9,893				20,665	12,275	13,637				23,452	16,922	16,476				25,832	20,443				37,172			31,032			33,633		46,365		56,014
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,000				15,000	9,364	11,076					15,676	13,383	9,457				19,381	11,427	10,417				20,805	12,586	14,377				23,785	17,371	17,461				26,095	21,098				37,293			31,845			35,074		48,409		58,794
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000				15,000	$ 9,206						15,342	$ 13,184					19,901	$ 9,941					22,033	$ 11,825					25,801	$ 17,000					33,339	$ 22,189				47,745			36,001			42,824		61,566		80,359
Russell 1000 Growth C000018726 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,228						13,267						14,688						17,200						22,226					31,830			24,001			28,549		41,044		53,572
Russell 1000 Value C000018732 Index [Member]
Account Value [Line Items]
Accumulated Value						10,000							10,637						12,528						12,909						14,356						13,270					19,077			17,742			17,766		23,269		25,863
Russell 1000 Value Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 15,000		$ 10,587					$ 15,956		$ 9,846				$ 18,793		$ 9,859				$ 19,363		$ 12,914				$ 21,534		$ 14,353				$ 19,905					$ 28,615			$ 26,613			$ 26,648		$ 34,903		$ 38,794